14. Shareholder's Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Equity [Abstract]
Shareholder's Equity

NOTE 13 – SHAREHOLDERS’ EQUITY

In March 2020, an executive left the Company and returned 100,000 common shares as part of the related separation agreement. The Company retired the shares and reduced its issued and outstanding stock by 100,000 shares.

In September 2020, a former executive who had the right to receive 1,000,000 shares of Common Stock per the terms of his separation agreement that was reached in September 2019, entered into an agreement with the Company to exchange the right to receive those 1,000,000 shares of Common Stock for the Company’s ownership interest in TGH (see Note 5 – Investments) and a warrant to purchase 400,000 shares of the Company’s Common Stock at $1.00 per share. The Company retired the shares and reduced its issued and outstanding stock by 1,000,000 shares.

NOTE 14 – SHAREHOLDERS’ EQUITY

In 2018, an executive left the Company and returned 375,000 common shares as part of the related separation agreement. The Company retired the shares and reduced its issued and outstanding stock by 375,000 shares.